Investment in Affiliate	6 Months Ended
Jun. 30, 2014
Investment in Affiliate [Abstract]
Investment in Affiliate

6. Investment in Affiliate

The following table is a reconciliation of the Company’s investment in affiliate as presented on the accompanying condensed consolidated balance sheet:

Balance, December 31, 2013	$11,309,375
Equity in net loss of affiliate	(258,022)
Equity in other comprehensive loss of affiliate	(5,422)
Dilution effect	(221,679)
Impairment in investment in affiliate	(5,633,627)
Balance, June 30, 2014	$5,190,625

As of December 31, 2013 and June 30, 2014, the Company held 3,437,500 shares or 13.6% and 11.2% of Box Ships’ common stock, respectively. The decrease in the percentage of Box Ships’ common stock held by the Company is mainly due to the Company’s non-participation in the public offering of 5,500,000 common shares of Box Ships, which was completed on April 15, 2014. Following such dilution, the Company reassessed the accounting for the investment in Box Ships and concluded that the application of the equity method is still appropriate.

The loss on investment in affiliate of $5,855,306 for the six months ended June 30, 2014, consists of $221,679, relating to the dilution effect from the Company’s non-participation in the public offering of 5,500,000 common shares of Box Ships, which was completed on April 15, 2014, as well as the aggregate impairment in investment in affiliate of $5,633,627, relating to the difference between the fair value and the book value of the Company’s investment in Box Ships as of March 31, 2014 and June 30, 2014, which the Company considered as other than temporary (refer to Note 9).